Quarterly portfolio holdings
John Hancock
Infrastructure Fund
Alternative
July 31, 2026
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Fund’s investments

As of 7-31-26 (unaudited)
	Shares	Value
Common stocks 97.6%		$1,339,743,549
(Cost $1,105,289,430)
Brazil 2.9%		39,073,536
Cia de Saneamento Basico do Estado de Sao Paulo	7,150,528	39,073,536
Canada 3.5%		48,214,731
Canadian National Railway Company	326,296	41,489,647
Canadian National Railway Company (New York Stock Exchange)	52,866	6,725,084
China 3.0%		40,824,051
ENN Energy Holdings, Ltd.	6,822,283	40,824,051
France 6.3%		86,034,966
Engie SA	1,436,922	44,790,449
Vinci SA	292,115	41,244,517
Germany 3.4%		47,273,602
E.ON SE	2,194,357	47,273,602
Hong Kong 3.3%		45,756,101
CK Hutchison Holdings, Ltd.	4,883,633	45,756,101
India 2.2%		30,193,231
GAIL India, Ltd.	15,930,873	30,193,231
Italy 4.0%		54,984,882
Enel SpA	2,939,993	33,202,512
Italgas SpA	2,112,264	21,782,370
Japan 7.7%		105,536,796
KDDI Corp.	1,893,006	34,876,204
Osaka Gas Company, Ltd.	831,266	28,519,832
The Kansai Electric Power Company, Inc.	2,782,583	42,140,760
Singapore 3.5%		48,253,607
Singapore Telecommunications, Ltd. (A)	13,946,544	48,253,607
South Korea 1.5%		21,213,584
KT Corp.	405,166	14,605,904
KT Corp., ADR	365,267	6,607,680
Spain 2.7%		37,402,069
Aena SME SA (B)	1,213,256	37,402,069
United Kingdom 7.7%		105,233,333
BT Group PLC	10,085,230	27,307,164
National Grid PLC	2,450,362	39,220,128
SSE PLC	1,225,129	38,706,041
United States 45.9%		629,749,060
American Electric Power Company, Inc.	309,606	39,583,127
American Water Works Company, Inc.	375,327	50,357,624
Atmos Energy Corp.	236,547	40,870,591
Berkshire Hathaway, Inc., Class B (C)	88,698	45,372,575
Cheniere Energy, Inc.	184,492	48,626,556
CMS Energy Corp.	593,782	42,746,366
Dominion Energy, Inc.	812,607	56,208,025
Duke Energy Corp.	225,802	28,322,345
Exelon Corp.	521,885	23,912,771
Sempra	511,287	45,274,464
Targa Resources Corp.	195,056	52,737,291
The Southern Company	462,876	43,760,297
2	JOHN HANCOCK INFRASTRUCTURE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
The Williams Companies, Inc.	721,620	$51,624,695
Vistra Corp.	142,587	21,129,968
WEC Energy Group, Inc.	358,457	39,222,365

	Yield (%)	Shares	Value
Short-term investments 2.3%			$31,270,026
(Cost $31,269,336)
Short-term funds 0.4%			4,670,026
John Hancock Collateral Trust (D)	3.5672(E)	467,017	4,670,026

	Par value^	Value
Repurchase agreement 1.9%		26,600,000

Royal Bank of Scotland Tri-Party Repurchase Agreement dated 7-31-26 at 3.640% to be repurchased at $26,608,069 on 8-3-26, collateralized by $27,572,600 U.S. Treasury Notes, 4.125% due 4-30-33 (valued at $27,132,004)	26,600,000	26,600,000

Total investments (Cost $1,136,558,766) 99.9%	$1,371,013,575
Other assets and liabilities, net 0.1%	1,705,492
Total net assets 100.0%	$1,372,719,067

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 7-31-26. The value of securities on loan amounted to $4,306,649.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Non-income producing security.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 7-31-26.
The fund had the following sector composition as a percentage of net assets on 7-31-26:
Utilities	61.2%
Industrials	12.5%
Energy	11.1%
Communication services	9.5%
Financials	3.3%
Short-term investments and other	2.4%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INFRASTRUCTURE FUND | QUARTERLY REPORT	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2026, by major security category or type:
	Total value at 7-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$39,073,536	$39,073,536	—	—
Canada	48,214,731	48,214,731	—	—
China	40,824,051	—	$40,824,051	—
France	86,034,966	—	86,034,966	—
Germany	47,273,602	—	47,273,602	—
Hong Kong	45,756,101	—	45,756,101	—
India	30,193,231	—	30,193,231	—
Italy	54,984,882	—	54,984,882	—
Japan	105,536,796	—	105,536,796	—
Singapore	48,253,607	—	48,253,607	—
South Korea	21,213,584	6,607,680	14,605,904	—
Spain	37,402,069	—	37,402,069	—
United Kingdom	105,233,333	—	105,233,333	—
United States	629,749,060	629,749,060	—	—
Short-term investments	31,270,026	4,670,026	26,600,000	—
Total investments in securities	$1,371,013,575	$728,315,033	$642,698,542	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	467,017	$140,511	$200,415,400	$(195,888,653)	$2,079	$689	$40,659	—	$4,670,026
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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